FUND/PLAN SERVICES, INC.
                       #2 West Elm Street
                     Conshohocken, PA 19428
                         (610) 834-3598




October 4, 1996



SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Sage/Tso Trust (the "Registrant")
     No. 333-01973
     No. 811-07573


Dear Sir or Madam:

This letter is to certify that the form of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was electronically filed on behalf of the Registrant on or about June 28, 1996.

Please contact the undersigned at the above number should you have any questions.

Sincerely,

/s/ Gretchen B. Zepernick
Gretchen B. Zepernick
Corporate Compliance Administrator

cc:

Jim Tso\ Sage\Tso Investment Management, L.P.
Clifford J. Alexander, Esq.\ Kirkpatrick & Lockhart, LLP
Barry E. Simmons, Esq.\ Kirkpatrick & Lockhart, LLP
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